NON-FINANCIAL ASSETS AND LIABILITIES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Power generation segment scenarios	The projections used in the calculation of the recoverable amount of the CGUs of the Power Generation segment take into consideration 2 scenarios that weigh: i) the annual price update, ranging between 80% and 100% compared to the annual inflation; ii) the regularization of the financing term granted to CAMMESA in 2022/2023 and iii) a 10.3% WACC rate after taxes.
Pension And Retirement Benefits Plan [Member]
IfrsStatementLineItems [Line Items]
Net Liabilities	$ 17	$ 15	$ 12
Compensatory Plan [Member]
IfrsStatementLineItems [Line Items]
Net Liabilities	17	$ 14	$ 9
Generation Segment [Member]
IfrsStatementLineItems [Line Items]
Recoginition of impairment losses	$ 30